Business combination - Identifiable assets acquired and liabilities assumed (Details) - Zarplata ₽ in Thousands	Dec. 25, 2020 RUB (₽)
Assets
Intangible assets	₽ 1,147,921
Property and equipment	10,601
Deferred tax assets	8,420
Trade and other receivables	6,746
Indemnification asset	186,473
Prepaid expenses and other current assets	42,125
Cash and cash equivalents	95,701
Total Assets	1,497,987
Liabilities
Contract liabilities	74,731
Trade and other payables	27,210
Income tax payable	86,695
Provisions	488,646
Deferred tax liability	228,609
Total Liabilities	905,891
Goodwilll	2,912,610
Total consideration to be transferred	₽ 3,504,706